Related Party Balances and Transactions - Schedule of Related Party Transactions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Brokerage Services Provided [Member] | Ms. Rhonda Wong [Member]
Schedule of Related Party Transactions [Line Items]
Transaction nature	[1]		$ 2,100	[1]
Brokerage Services Provided [Member] | Mr. David Loh [Member]
Schedule of Related Party Transactions [Line Items]
Transaction nature				[2]
Emerging and Other Services [Member] | Mr. David Loh One [Member]
Schedule of Related Party Transactions [Line Items]
Transaction nature				[3]
Emerging and Other Services [Member] | Ms. Rhonda Wong One [Member]
Schedule of Related Party Transactions [Line Items]
Transaction nature	[4]		250
Emerging and Other Services [Member] | Ms. Race Wong [Member]
Schedule of Related Party Transactions [Line Items]
Transaction nature	[5]		$ 4,770

[1]	Ms. Rhonda Wong engaged the Company to handle curtain cleaning services in the six months ended June 30, 2023, and Ms. Rhonda Wong paid the service fee of S$288. In the six months ended June 30, 2024, Ms. Rhonda Wong paid the rental commission to the Company, being S$2,100 (US$1,550) for engaging the Company to look for a tenant.
[2]	Mr. David Loh engaged the Company to look for a tenant for a property and was completed during the six months ended June 30, 2023. Mr. David Loh paid a service fee of S$11,000 to the Company.
[3]	On February 25, 2022, the Company entered into a services agreement with subsequent various orders with Mr. Loh. During the year ended December 31, 2023, revenue recognized for the services agreement with Mr. David Loh for S$511,040.
[4]	Ms. Rhonda Wong engaged the Company to provide curtain cleaning services and paid S$250 (US$184) for the service.
[5]	Ms. Race Wong engaged the Company to provide house cleaning services and paid S$4,770 (US$3,520) for the service.